Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income taxes

18. Income taxes

The components of income tax expense (benefit) for the years ended December 31, 2023 and 2022 was as follows:

	December 31,
	2023	2022
Current
Federal	$-	$-
State and local	2,033	7,626
Total current	$2,033	$7,626

Deferred
Federal	-	666,616
State and local	-	-
Total deferred	$-	$666,616

Total income tax expense (benefit)	$2,033	$674,292

The following table reconciles the difference between the statutory federal income tax rate for the Company and the effective income tax rate for the year ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
U.S. statutory federal income tax rate	21.0%	21.0%

Stock compensation	(4.06)%	(6.46)%
Convertible debt	(3.12)%	(3.02)%
Other permanent differences	(0.01)%	(0.02)%
Change in valuation allowance	(12.2)%	(15.10)%
Impairment of Goodwill and long-term assets	(1.61)%	-
State taxes	(0.02)%	(0.06)%
Painscript transaction	-	1.28%
Other	-	(4.32)%
Income tax (expense) benefit for the period	(0.02)%	(6.70)%

Deferred income taxes reflect the net tax effect of temporary differences between carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income taxes.

Significant components of U.S. federal and state deferred tax assets and liabilities as of December 31, 2023 and 2022 are as follows:

	December 31,
	2023	2022
Deferred tax assets
Federal net operating loss carryforwards	$1,571,322	$1,393,319
State net operating loss carryforwards	360,931	198,703
Lease Liability	61,446	91,510
Bad debt	1,766	-
Unrealized gains / (loss)	-	53,151
Accrued expenses	311,419	54,941
Charitable contribution carryover	8,264	6,826
NQSOs	673,988	59,113
Total gross deferred tax assets	2,989,136	1,857,563

Deferred tax liabilities
Property, plant and equipment	$(9,700)	$(7,172)
Right of use Asset	58,625	88,758
Total gross deferred tax liabilities	48,925	81,586
Gross deferred tax asset (liabilities)	2,940,211	1,775,977
Valuation allowance	(2,940,211)	(1,775,977)
Net deferred tax asset (liabilities)	$0	$-

As of December 31, 2023, the Company had Net Operating Loss carryforwards in the amount of $7,482,484, which under the current tax law has no expiration dates. The valuation allowance for the deferred tax assets relates principally to the uncertainty of the utilization of deferred tax assets and was calculated in accordance with the provisions of ASC 740, which requires that a valuation allowance be established or maintained when it is “ more likely than not” that all or a portion of the deferred tax assets will not be realized. The valuation allowance increased by approximately $1,164,000 during the year ended December 31, 2003.